                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22142
                                                     ---------

             Oppenheimer Rochester Intermediate Term Municipal Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/30/2011
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

Principal                                                                         Effective
 Amount                                                  Coupon     Maturity     Maturity**       Value
---------                                                -------   ----------   -------------    --------
Municipal Bonds and Notes--100.3%
Arizona--3.5%
$  20,000     AZ Capital Facilities Finance Corp.
              (Arizona State University)(1)                6.000%  09/01/2015   01/31/2012(A)    $ 20,022
   50,000     AZ Health Facilities Authority (Banner
              Health System)(1)                            5.000   01/01/2022   01/01/2017(A)      54,667
   35,000     Mesa, AZ IDA (Banner Health System)(1)       5.000   01/01/2019   01/31/2012(A)      35,106
  140,000     Mohave County, AZ IDA (Mohave Prison)(1)     7.500   05/01/2019   11/27/2017(B)     152,368
  175,000     Phoenix, AZ IDA Government Office Lease
              (Capital Mall)(1)                            5.250   09/15/2016   03/15/2012(A)     176,383
  250,000     Pima County, AZ IDA (Tucson Electric
              Power Company)(1)                            5.750   09/01/2029   01/12/2015(A)     259,230
                                                                                                  -------
                                                                                                  697,776
California--27.4%
   10,000     Adelanto, CA Public Utility Authority(1)     6.000   07/01/2023   07/01/2019(A)      10,562
   25,000     Bay Area, CA Toll Authority (San
              Francisco Bay Area)(1)                       5.000   04/01/2022   04/01/2016(A)      28,255
   45,000     CA County Tobacco Securitization Agency
              (TASC)(1)                                    6.000   06/01/2029   04/14/2015(B)      44,169
   50,000     CA Dept. of Transportation COP               5.250   03/01/2016   01/31/2012(A)      50,193
  420,000     CA Educational Facilities Authority
              (Chapman University)(1)                      5.000   04/01/2025   04/01/2021(A)     463,987
   75,000     CA GO(1)                                     5.000   09/01/2019   09/01/2016(A)      84,785
   10,000     CA GO(1)                                     5.500   03/01/2012   03/01/2012         10,086
    5,000     CA GO                                        5.500   03/01/2012   01/31/2012(A)       5,021
    5,000     CA GO(1)                                     6.000   08/01/2012   02/01/2012(A)       5,024
    5,000     CA GO(1)                                     6.000   08/01/2020   02/01/2012(A)       5,020
  410,000     CA GO(1)                                     6.500   04/01/2033   04/01/2019(A)     489,056
  200,000     CA Golden State Tobacco Securitization
              Corp. (TASC)(1)                              5.000   06/01/2021   01/31/2012(A)     200,076
  500,000     CA Health Facilities Financing Authority
              (Catholic Healthcare West)(1)                5.250   03/01/2024   03/01/2016(A)     523,695
  500,000     CA Health Facilities Financing Authority
              (Children's Hospital)(1)                     5.000   11/01/2024   11/01/2021(A)     538,745
   85,000     CA Health Facilities Financing Authority
              (CHW/CMF Obligated Group)(1)                 5.125   07/01/2022   03/26/2014(A)      90,850
  125,000     CA Public Works (California Community
              Colleges)(1)                                 5.500   06/01/2022   06/01/2014(A)     130,721
   90,000     CA Public Works (California State
              University)(1)                               5.400   12/01/2016   01/31/2012(A)      90,241
   50,000     CA Public Works (California State
                     University)(1)                        5.500   09/01/2015   01/31/2012(A)      50,149

           1 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

Principal                                                                        Effective
  Amount                                                 Coupon     Maturity    Maturity**       Value
---------                                               --------   ----------  -------------   ---------
California Continued
$ 125,000  CA Public Works (Dept. of Mental Health)(1)     5.500%  06/01/2020  06/01/2014(A)   $ 133,590
   45,000  CA Public Works (Various Community
           Colleges)(1)                                    5.625   03/01/2016  01/31/2012(A)      45,134
   50,000  CA Public Works (Various Community
           Colleges)(1)                                    5.625   03/01/2019  01/31/2012(A)      50,136
   50,000  CA Public Works (Various State
           Universities)(1)                                5.250   12/01/2013  01/31/2012(A)      50,175
  250,000  CA Statewide CDA (Memorial Health
           Services/Long Beach Memorial Medical
           Center Obligated Group)(1)                      5.500   10/01/2033  04/01/2013(A)     252,400
   25,000  Carson, CA Redevel. Agency Tax
           Allocation1                                     5.250   10/01/2022  10/01/2013(A)      25,403
   25,000  Central CA Unified School District COP1         5.000   08/01/2022  08/01/2017(A)      27,835
   10,000  Corona, CA COP(1)                               5.500   08/01/2015  02/01/2012(A)      10,030
  100,000  El Centro, CA Financing Authority (El
           Centro Redevel.)(1)                             6.625   11/01/2025  05/01/2021(A)     108,958
   20,000  Jurupa, CA Community Services District
           Special Tax Community Facilities
           District No. 17(1)                              5.000   09/01/2019  03/01/2012(A)      20,626
   25,000  Los Angeles, CA State Building Authority        5.500   10/01/2016  01/31/2012(A)      25,065
  250,000  Madera, CA Irrigation Financing
           Authority(1)                                    5.750   01/01/2026  01/01/2020(A)     264,523
  100,000  Monrovia, CA Redevel. Agency Tax
           Allocation (Central Redevel. Project
           Area No. 1)(1)                                  6.500   05/01/2026  05/01/2021(A)     111,745
  190,000  Palm Desert, CA Financing Authority(1)          5.000   04/01/2019  04/01/2014(A)     192,447
  100,000  Rancho Cucamonga, CA Community
           Facilities District Special Tax No.
           2004-1(1)                                       5.100   09/01/2017  09/01/2016(A)     101,695
   50,000  Riverside County, CA Asset Leasing Corp.
           (Riverside County Hospital)(1)                  5.700   06/01/2016  06/01/2012(A)      51,272
   70,000  Riverside County, CA Public Financing
           Authority (Jurupa Valley Desert &
           Interstate 215 Corridor Redevel.)(1)            5.000   10/01/2021  10/01/2016(A)      71,454
  100,000  Riverside County, CA Redevel. Agency
           (Jurupa Valley Redevel.)(1)                     5.750   10/01/2020  10/01/2020        106,495
  400,000  Riverside, CA Improvement Bond Act 1915
           (Riverwalk Assessment District)                 5.250   09/02/2026  03/02/2021(A)     403,156
   50,000  Rohnert Park, CA COP(1)                         5.000   07/01/2024  01/31/2012(A)      50,055
  200,000  San Diego, CA Public Facilities
           Financing Authority (Ballpark)(1)               5.250   02/15/2021  02/15/2017(A)     217,416
   25,000  San Juan, CA Unified School District(1)         5.000   08/01/2020  08/01/2015(A)      27,638

           2 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

Principal                                                                       Effective
 Amount                                                 Coupon     Maturity     Maturity**       Value
---------                                              --------   ----------  --------------  -----------
California Continued
$  85,000  San Mateo, CA (Library Improvement)(1)         5.625%  08/01/2030   02/01/2012(A)  $    85,313
  200,000  Santa Clara, CA Redevel. Agency Tax
           Allocation (Bayshore North)(1)                 5.250   06/01/2019   06/01/2012(A)      201,544
   50,000  Saugus, CA Union School District
           Community Facilities District No. 2006(1)      6.250   09/01/2027   03/01/2012(A)       51,522
                                                                                              -----------
                                                                                                5,506,262
Colorado--0.7%
   10,000  CO Health Facilities Authority
           (Evangelical Lutheran Good Samaritan
           Society)(1)                                    6.800   12/01/2020   01/31/2012(A)       10,126
   30,000  Greeley, CO Water(1)                           5.000   08/01/2019   02/01/2012(A)       30,108
  100,000  Montrose County, CO Memorial Hospital(1)       5.250   12/01/2017   01/31/2012(A)      100,220
                                                                                              -----------
                                                                                                  140,454
Connecticut--1.5%
   50,000  CT H&EFA (Bridgeport Hospital)(1)              6.625   07/01/2018   01/31/2012(A)       50,396
  250,000  CT H&EFA (University of Hartford)(1)           5.500   07/01/2022   07/01/2012(A)      253,948
                                                                                              -----------
                                                                                                  304,344
District of Columbia--0.5%
  100,000  District of Columbia Ballpark(1)               5.000   02/01/2022   02/01/2016(A)      105,327
Florida--3.5%
   25,000  Dade County, FL GO (Seaport)(1)                5.500   10/01/2026   01/31/2012(A)       25,077
   50,000  FL State Board of Regents (University of
           Central Florida)(1)                            5.250   10/01/2026   01/31/2012(A)       50,048
   75,000  FL Municipal Loan Council(1)                   5.250   12/01/2019   12/01/2013(A)       78,539
   50,000  FL State Board of Education(1)                 5.250   01/01/2020   01/01/2013(A)       52,784
  100,000  Hillsborough County, FL Community
           Investment Tax(1)                              5.000   11/01/2025   11/01/2013(A)      107,182
   25,000  Jacksonville, FL Capital Improvement
           (Gator Bowl)(1)                                5.250   10/01/2017   01/31/2012(A)       25,086
  265,000  Miami-Dade County, FL Aviation (Miami
           International Airport)(1)                      5.750   10/01/2024   01/31/2012(A)      267,303
   10,000  Palm Beach County, FL Health Facilities
           Authority (Jupiter Medical Center)(1)          5.250   08/01/2013   02/01/2012(A)       10,031
   25,000  St. Johns County, FL IDA (World Golf
           Foundation)(1)                                 5.500   03/01/2017   01/31/2012(A)       25,055
   55,000  Tallahassee, FL Health Facilities
           (Tallahassee Memorial Medical Center)          6.000   12/01/2015   01/31/2012(A)       55,248
                                                                                              -----------
                                                                                                  696,353
Hawaii--0.4%
   35,000  Honolulu City & County, HI Board of
           Water Supply Water System(1)                   5.125   07/01/2021   01/31/2012(A)       35,133

      3  |  Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)


Principal                                                                        Effective
  Amount                                                 Coupon     Maturity     Maturity**     Value
---------                                               --------   ----------  --------------  --------
Hawaii Continued
$  50,000  Honolulu City & County, HI Board of
           Water Supply Water System(1)                    5.500%  07/01/2015   01/31/2012(A)  $ 50,213
                                                                                               --------
                                                                                                 85,346
Illinois--4.1%
   60,000  Chicago, IL Midway Airport,
           Series B(1)                                     5.375   01/01/2016   01/31/2012(A)    60,196
   20,000  Cook County, IL GO(1)                           5.250   11/15/2020   11/15/2012(A)    20,481
   25,000  IL Devel. Finance Authority Pollution
           Control (Amerencips)(1)                         5.500   03/01/2014   01/31/2012(A)    25,010
  150,000  IL Finance Authority
           (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)(1)     5.250   01/01/2022   04/14/2018(A)   165,540
   15,000  IL Finance Authority (CF/TCFH/CaHC/CaRC
           Obligated Group)(1)                             5.250   02/15/2019   02/15/2014(A)    15,667
  200,000  IL GO(1)                                        5.000   06/01/2020   06/01/2013(A)   207,234
  250,000  IL Health Facilities Authority (Decatur
           Memorial Hospital)(1)                           5.750   10/01/2024   01/31/2012(A)   257,445
   35,000  IL Sales Tax(1)                                 5.375   06/15/2015   01/31/2012(A)    35,126
   35,000  Northern IL Municipal Power Agency
           (Prarie Street)(1)                              5.000   01/01/2019   01/01/2018(A)    39,902
                                                                                               --------
                                                                                                826,601
Indiana--0.4%
   90,000  Delaware County, IN Redevel. District(1)        6.875   02/01/2018   02/01/2012(A)    90,173
Louisiana--2.4%
  235,000  New Orleans, LA Exhibit Hall Special Tax
           (Ernest N. Morial)(1)                           5.500   07/15/2018   01/31/2012(A)   235,303
  250,000  New Orleans, LA GO(1)                           5.125   09/01/2021   09/01/2012(A)   255,633
                                                                                               --------
                                                                                                490,936
Maryland--1.3%
  250,000  MD Community Devel. Administration
           (Dept. of Hsg. & Community Devel.)(1)           5.125   09/01/2030   03/01/2021(A)   264,313
Massachusetts--2.0%
  250,000  MA Devel. Finance Agency (Partners
           Healthcare System)(2)                           5.000   07/01/2031   07/01/2021(A)   268,070
  135,000  MA Industrial Finance Agency (Avon
           Associates)(1)                                  5.375   04/01/2020   01/31/2012(A)   135,200
                                                                                               --------
                                                                                                403,270
Michigan--4.4%
  100,000  Detroit, MI GO(1)                               5.375   04/01/2015   01/31/2012(A)   100,071
   50,000  Detroit, MI Wayne County Stadium
           Authority(1)                                    5.500   02/01/2017   02/01/2012(A)    50,125
   25,000  MI Hsg. Devel. Authority (Charter
           Square)(1)                                      5.500   01/15/2021   01/30/2012(A)    25,040
   40,000  MI Municipal Bond Authority(1)                  6.000   11/01/2020   01/31/2012(A)    40,090

           4 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

Principal                                                                        Effective
 Amount                                                  Coupon     Maturity     Maturity**        Value
---------                                               --------   ----------  --------------   -----------
Michigan Continued
$ 175,000  MI Strategic Fund Limited Obligation
           (NSF International)(1)                          5.125%  08/01/2019   08/01/2013(A)   $   179,046
  250,000  West Bloomfield, MI School District(1)          5.500   05/01/2017   05/01/2012(A)       253,353
  225,000  West Bloomfield, MI School District(1)          5.500   05/01/2018   05/01/2012(A)       227,941
                                                                                                -----------
                                                                                                    875,666
Minnesota--2.7%
  500,000  MN Tobacco Securitization Authority(1)          5.250   03/01/2025   03/01/2022(A)       535,150
Mississippi--2.2%
  200,000  MS Business Finance Corp. (System Energy
           Resources)(1)                                   5.875   04/01/2022   01/31/2012(A)       200,940
  250,000  MS Business Finance Corp. (System Energy
           Resources)(1)                                   5.900   05/01/2022   01/31/2012(A)       250,625
                                                                                                -----------
                                                                                                    451,565
Missouri--0.5%
   10,000  MO Environmental Improvement & Energy
           Resources Authority(1)                          5.900   01/01/2019  01/31/2012(A)         10,044
   40,000  MO Environmental Improvement & Energy
           Resources Authority(1)                          7.200   07/01/2016  01/30/2012(A)         41,931
   50,000  MO Monarch-Chesterfield Levee District          5.750   03/01/2019  01/31/2012(A)         50,177
                                                                                                -----------
                                                                                                    102,152
Nebraska--0.5%
  100,000  Grand Island, NE Electric(1)                    5.125   08/15/2016  01/31/2012(A)        100,379
New Hampshire--0.4%
   90,000  NH HE&HFA (Cheshire Medical Center)(1)          5.125   07/01/2018  01/31/2012(A)         90,170
New Jersey--5.5%
   50,000  NJ EDA (University of Medicine and
           Dentistry of New Jersey)(1)                     5.750   06/01/2017  01/31/2012(A)         50,118
  250,000  NJ Health Care Facilities Financing
           Authority (Atlanticare Regional Medical
           Center)(1)                                      6.250   07/01/2017  07/01/2012(A)        260,513
  500,000  NJ Health Care Facilities Financing
           Authority (Meridian Hospitals
           Corp./Ocean Nursing Pavilion Obligated
           Group)(1)                                       5.250   07/01/2029  01/11/2012(A)        500,410
   10,000  NJ Health Care Facilities Financing
           Authority (Ocean Nursing
           Pavilion/Meridian Hospitals Corp.)(1)           5.250   07/01/2019  01/11/2012(A)         10,023
  250,000  NJ Transportation Trust Fund Authority(1)       5.000   06/15/2027  06/15/2021(A)        275,210
                                                                                                -----------
                                                                                                  1,096,274
New York--5.3%
  100,000  L.I., NY Power Authority(1)                     5.000   04/01/2023  04/01/2019(A)        113,944
  250,000  L.I., NY Power Authority, Series A(1)           5.125   09/01/2029  01/31/2012(A)        250,685
  150,000  NYC GO(1)                                       5.250   09/01/2022  09/01/2018(A)        177,435

           5 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

 Principal                                                                         Effective
   Amount                                                    Coupon   Maturity     Maturity**         Value
-----------                                                  ------  ----------  -------------    ------------
New York Continued
$   250,000   NYC IDA (New York Institute of
              Technology)(1)                                 5.250%  03/01/2018  03/01/2013(A)    $    256,708
     15,000   NYC Trust for Cultural Resources (Museum
              of Modern Art)(1)                              5.500   01/01/2016  01/31/2012(A)          15,299
     20,000   NYS DA (Special Act School Districts)(1)       5.250   07/01/2012  01/31/2012(A)          20,078
     10,000   NYS HFA (Hospital & Nursing Home)              5.150   11/01/2016  01/31/2012(A)          10,047
     10,000   NYS Municipal Bond Bank Agency (Buffalo)(1)    5.000   05/15/2016  01/31/2012(A)          10,029
    200,000   Port Authority  NY/NJ (JFK International
              Air Terminal)(1)                               6.500   12/01/2028  12/01/2015(A)         212,446
                                                                                                  ------------
                                                                                                     1,066,671
North Carolina--0.3%
     20,000   NC Eastern Municipal Power Agency,
              Series B(1)                                     5.500  01/01/2017  01/31/2012(A)          20,066
     50,000   NC Eastern Municipal Power Agency,
              Series B(1)                                     5.500  01/01/2021  01/31/2012(A)          50,118
                                                                                                  ------------
                                                                                                        70,184
Ohio--1.8%
     50,000   Akron, OH Waterworks(1)                         5.625  12/01/2020  01/23/2012(A)          50,174
    200,000   Hamilton County, OH Sales Tax(1)                5.000  12/01/2020  12/01/2016(A)         223,516
     50,000   Lorain County, OH Health Care Facilities        5.375  02/01/2012  02/01/2012             50,113
              (Kendal at Oberlin)
     30,000   Portsmouth, OH(1)                               5.200  09/01/2014  01/31/2012(A)          30,388
                                                                                                  ------------
                                                                                                       354,191
Oklahoma--0.5%
     95,000   McAlester, OK Public Works Authority(1)         5.750  02/01/2020  02/01/2012(A)         100,368
Pennsylvania--5.9%
     50,000   Allegheny County, PA HEBA (Carlow
              University)(1)                                  4.500  11/01/2016  11/01/2016             50,517
     15,000   Beaver County, PA Hospital Authority
              (Heritage Valley Health System)(1)              5.000  05/15/2018  01/19/2012(A)          15,038
    200,000   Delaware River Port Authority PA/NJ(1)          5.625  01/01/2026  01/31/2012(A)         200,336
    250,000   PA EDFA (Albert Einstein Healthcare)(1)         6.250  10/15/2023  02/25/2019(A)         269,905
    500,000   PA IDA (Economic Devel.)(1)                     5.500  07/01/2016  07/01/2012(A)         516,645
    125,000   Philadelphia, PA Redevel. Authority
              (Neighborhood Transformation)(1)                5.500  04/15/2017  04/15/2012(A)         126,614
                                                                                                  ------------
                                                                                                     1,179,055
Rhode Island--1.9%
     50,000   Providence, RI Public Building
              Authority, Series B(1)                          5.375  12/15/2016  01/31/2012(A)          50,095

           6 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

 Principal                                                                            Effective
  Amount                                                     Coupon    Maturity       Maturity**         Value
-----------                                                 -------   -----------   --------------    ------------
Rhode Island Continued
$    35,000   RI Clean Water Protection Finance Agency(1)     5.125%   10/01/2019    04/01/2012(A)    $     35,395
    235,000   RI Health & Educational Building Corp.
              (RIH/MHF/TMH Obligated Group)(1)                6.375    08/15/2021    08/15/2012(A)         239,021
     50,000   RI Health & Educational Building Corp.
              (RIH/TMH Obligated Group)(1)                    5.500    05/15/2016    01/31/2012(A)          50,135
                                                                                                      ------------
                                                                                                           374,646
South Carolina--1.4%
    250,000   Greenwood County, SC Hospital (Self
              Regional Healthcare)(1)                         5.500    10/01/2021    01/31/2012(A)         250,423
     30,000   SC Hsg. Finance & Devel. Authority,
              Series A-2(1)                                   5.800    07/01/2027    01/31/2012(A)          30,035
                                                                                                      ------------
                                                                                                           280,458

South Dakota--3.1%
    565,000   SD Educational Enhancement Funding Corp.
              Tobacco Settlement(1)                           6.500    06/01/2032    06/01/2012(A)         576,334
     45,000   SD H&EFA (AM/ASL/AQP Obligated Group)(1)        5.250    07/01/2022    07/01/2012(A)          45,856
                                                                                                      ------------
                                                                                                           622,190
Tennessee--1.5%
    300,000   TN Energy Acquisition Gas Corp.(1)              5.250    09/01/2020    09/01/2020            303,684
Texas--3.8%
    200,000   Corpus Christi, TX Business & Job Devel.
              Corp. (Seawall)                                 5.375    03/01/2019    01/31/2012(A)         200,614
     50,000   Newark, TX Cultural Education Facilities
              Finance Corp.(1)                                7.250    08/15/2021    09/29/2017(A)          52,302
      5,000   TX Lower Colorado River Authority               5.875    05/15/2016    01/31/2012(A)           5,021
    220,000   TX Municipal Gas Acquisition & Supply
              Corp.                                           5.625    12/15/2017    10/01/2015(B)         234,392
    100,000   TX Municipal Gas Acquisition & Supply
              Corp.(1)                                        6.250    12/15/2026    08/04/2023(B)         108,901
    150,000   TX Public Finance Authority (Texas
              Southern University)(1)                         5.500    05/01/2018     05/01/2018           162,213
                                                                                                      ------------
                                                                                                           763,443
U.S. Possessions--6.3%
    500,000   Puerto Rico Electric Power Authority,
              Series ZZ(1)                                    5.250    07/01/2026    07/01/2020(A)         533,345
     45,000   Puerto Rico Highway & Transportation
              Authority(1)                                    5.750    07/01/2019    07/01/2013(A)          46,910
     70,000   Puerto Rico Municipal Finance Agency,
              Series A                                        5.500    07/01/2017    01/31/2012(A)          70,191
    170,000   Puerto Rico Public Buildings Authority(1)       5.250    07/01/2017    07/01/2017            186,917

           7 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

 Principal                                                                            Effective
  Amount                                                   Coupon     Maturity       Maturity**         Value
-----------                                               -------    ----------     -------------   ------------
U.S. Possessions Continued
$   390,000   Puerto Rico Sales Tax Financing Corp.,
              Series A(1)                                  5.750%    08/01/2037     08/01/2019(A)   $     426,391
                                                                                                    -------------
                                                                                                        1,263,754
Utah--0.3%
     60,000   Emery County, UT Pollution Control
              (Pacificorp)(1)                               5.650    11/01/2023     01/31/2012(A)          60,049
Vermont--0.7%
    150,000   VT Educational & Health Buildings
              Financing Agency (St. Michaels College)(1)    5.000    10/01/2023     01/31/2012(A)         150,110
Virginia--0.1%
     25,000   Alexandria, VA IDA Pollution Control
              (Potomac Electric Power Company)(1)           5.375    02/15/2024     01/31/2012(A)          25,036
Washington--0.9%
    125,000   Ocean Shores, WA GO(1)                        5.500    12/01/2017     06/01/2012(A)         127,144
     45,000   University Place, WA(1)                       5.000    12/01/2021     01/31/2012(A)          45,103
                                                                                                     ------------
                                                                                                          172,247
West Virginia--1.3%
    250,000   Mason County, WV Pollution Control
              (Appalachian Power Company)(1)                6.050    12/01/2024     01/31/2012(A)         253,738
Wisconsin--1.3%
    250,000   WI H&EFA (WMA/MHCC/MVS Obligated Group)       5.600    08/15/2023     08/15/2013(A)         255,129
Total Investments, at Value (Cost $19,775,663)-100.3%                                               -------------
                                                                                                       20,157,464
Liabilities in Excess of Other Assets-(0.3)                                                               (59,145)
                                                                                                    -------------
Net Assets-100.0%                                                                                   $  20,098,319
                                                                                                    =============

Footnotes to Statement of Investments

* December 30, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

** Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. When-issued security or delayed delivery to be delivered and settled after December 30, 2011. See accompanying Notes.

           8 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted similar assets and market corroborated inputs such as interest prices for rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 30, 2011 based on valuation input level:

                                                                     LEVEL 3--
                                 LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                 UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                               QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                               -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Arizona                     $          --   $         697,776   $         --   $      697,776
   California                             --           5,506,262             --        5,506,262
   Colorado                               --             140,454             --          140,454
   Connecticut                            --             304,344             --          304,344
   District of Columbia                   --             105,327             --          105,327
   Florida                                --             696,353             --          696,353
   Hawaii                                 --              85,346             --           85,346
   Illinois                               --             826,601             --          826,601
   Indiana                                --              90,173             --           90,173
   Louisiana                              --             490,936             --          490,936
   Maryland                               --             264,313             --          264,313
   Massachusetts                          --             403,270             --          403,270
   Michigan                               --             875,666             --          875,666
   Minnesota                              --             535,150             --          535,150
   Mississippi                            --             451,565             --          451,565
   Missouri                               --             102,152             --          102,152
   Nebraska                               --             100,379             --          100,379
   New Hampshire                          --              90,170             --           90,170
   New Jersey                             --           1,096,274             --        1,096,274
   New York                               --           1,066,671             --        1,066,671
   North Carolina                         --              70,184             --           70,184
   Ohio                                   --             354,191             --          354,191
   Oklahoma                               --             100,368             --          100,368
   Pennsylvania                           --           1,179,055             --        1,179,055
   Rhode Island                           --             374,646             --          374,646
   South Carolina                         --             280,458             --          280,458
   South Dakota                           --             622,190             --          622,190
   Tennessee                              --             303,684             --          303,684
   Texas                                  --             763,443             --          763,443
   U.S. Possessions                       --           1,263,754             --        1,263,754
   Utah                                   --              60,049             --           60,049
   Vermont                                --             150,110             --          150,110
   Virginia                               --              25,036             --           25,036
   Washington                             --             172,247             --          172,247
   West Virginia                          --             253,738             --          253,738
   Wisconsin                              --             255,129             --          255,129
                               -------------   -----------------   ------------   --------------
Total Assets                   $          --   $      20,157,464   $         --   $   20,157,464
                               -------------   -----------------   ------------   --------------

           9 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.





TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:


ABHS          Alexian Brothers Health System
ABMC          Alexian Brothers Medical Center
ABSJ          Alexian Brothers of San Jose
AM            Avera McKennan
AQP           Avera Queen of Peace
ASL           Avera St. Lukes
AVM           Alexian Village of Milwaukee
AVT           Alexian Village of Tennessee
CDA           Communities Devel. Authority
CF            Carle Foundation
CHW           Catholic Healthcare West
CMF           CHW Medical Foundation
COP           Certificates of Participation
CaHC          Carle Health Care
CaRC          Carle Retirement Centers
DA            Dormitory Authority
EDA           Economic Devel. Authority
EDFA          Economic Devel. Finance Authority
GO            General Obligation
H&EFA         Health and Educational Facilities Authority
HE&HFA        Higher Education and Health Facilities Authority
HEBA          Higher Education Building Authority
HFA           Housing Finance Agency
IDA           Industrial Devel. Agency
JFK           John Fitzgerald Kennedy
L.I.          Long Island
MHCC          Masonic Health Care Center
MHF           Miriam Hospital Foundation
MVS           Masonic Village on the Square
NY/NJ         New York/New Jersey
NYC           New York City
NYS           New York State
PA/NJ         Pennsylvania/New Jersey
RIH           Rhode Island Hospital
TASC          Tobacco Settlement Asset-Backed Bonds
TCFH          The Carle Foundation Hospital
TMH           The Miriam Hospital
WMA           Wisconsin Masonic Home


NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since December 30, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

           10 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that

           11 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                                   WHEN-ISSUED OR DELAYED DELIVERY
                                          BASIS TRANSACTIONS
                          --------------------------------------------------
Purchased securities                                                $265,523

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities     $   19,775,663
                                   ==============
Gross unrealized appreciation      $      389,344
Gross unrealized depreciation              (7,543)
                                   --------------
Net unrealized appreciation        $      381,801
                                   ==============

           12 | Oppenheimer Rochester Intermediate Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:        /s/ William F. Glavin, Jr.
            -----------------------------------------
           William F. Glavin, Jr.
           Principal Executive Officer

 Date:     2/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ William F. Glavin, Jr.
          -----------------------------------------
          William F. Glavin, Jr.
          Principal Executive Officer

Date:     2/9/2012

By:       /s/ Brian W. Wixted
          -------------------------------------------
          Brian W. Wixted
          Principal Financial Officer

Date:     2/9/2012